Schedule of Maturities of Lease Liabilities (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Leases
2022	$ 180
2023	191
2024	191
2025	127
Thereafter	689
Less imputed interest:	(78)
Total lease liabilities	$ 611